UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	11/30/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund
Dreyfus Growth Allocation Fund
Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2009 (Unaudited)

Other Investment--90.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Alpha Growth Fund, Cl. I	10,683 a	173,164
Dreyfus Appreciation Fund	2,612 a	88,816
Dreyfus Bond Market Index Fund	42,602 a	448,171
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	9,536 a	128,548
Dreyfus Emerging Markets Fund, Cl.
I	1,847 a	21,314
Dreyfus Global Absolute Return
Fund, Cl. I	2,348 a	28,829
Dreyfus Global Real Estate
Securities Fund, Cl. I	2,132 a	14,116
Dreyfus High Yield Fund, Cl. I	20,158 a	127,598
Dreyfus International Bond Fund,
Cl. I	7,806 a	129,342
Dreyfus International Stock Index
Fund	2,154 a	31,110
Dreyfus Newton International
Equity Fund, Cl. I	1,980 a	32,786
Dreyfus Premier International
Value Fund, Cl. I	3,331 a	38,274
Dreyfus Premier Midcap Value Fund,
Cl. I	1,261 a	31,940
Dreyfus Premier Total Return
Advantage Fund, Cl. I	32,902 a	450,432
Dreyfus S&P Stars Opportunities
Fund, Cl. I	1,733 a,b	31,759
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	2,032 a,b	31,046
Dreyfus Strategic Value Fund, Cl.
I	6,859 a	169,618
Dreyfus U.S. Equity Fund, Cl. I	7,640 a	89,388
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	2,883 a,b	31,281
Emerging Markets Opportunity Fund,
Cl. I	2,086 a	21,194
International Stock Fund, Cl. I	2,138 a	25,746

Total Investments (cost $2,115,488)	90.7%	2,144,472
Cash and Receivables (Net)	9.3%	220,714
Net Assets	100.0%	2,365,186

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,115,488.

Net unrealized appreciation on investments was $28,984 of which $30,046 related to appreciated investment securities and $1,062 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	2,144,472	-	-	2,144,472

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Each fund’s assets consist primarily of shares of the underlying funds, which are valued at their respective NAVs. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by one or more independent pricing services approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2009 (Unaudited)

Other Investment--100.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Alpha Growth Fund, Cl. I	16,880 a	273,628
Dreyfus Appreciation Fund	4,150 a	141,112
Dreyfus Bond Market Index Fund	13,520 a	142,232
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	3,023 a	40,744
Dreyfus Emerging Markets Fund, Cl. I	3,496 a	40,349
Emerging Markets
Opportunity Fund, Cl. I	3,946 a	40,088
Dreyfus Global Absolute Return
Fund, Cl. I	15,612 a	191,716
Dreyfus Global Real Estate
Securities Fund, Cl. I	14,160 a	93,736
Dreyfus High Yield Fund, Cl. I	6,401 a	40,520
Dreyfus International Bond Fund,
Cl. I	2,474 a	40,988
International Stock Fund, Cl. I	4,067 a	48,962
Dreyfus International Stock Index
Fund, Cl. I	4,172 a	60,237
Dreyfus Newton International
Equity Fund, Cl. I	3,682 a	60,976
Dreyfus Premier International
Value Fund, Cl. I	6,333 a	72,768
Dreyfus Premier Midcap Value Fund,
Cl. I	1,984 a	50,238
Dreyfus Premier Total Return
Advantage Fund, Cl. I	10,443 a	142,965
Dreyfus S&P Stars Opportunities
Fund, Cl. I	2,736 a,b	50,146
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	3,190 a,b	48,739
Dreyfus Strategic Value Fund, Cl. I	10,838 a	268,030
Dreyfus U.S. Equity Fund, Cl. I	12,120 a	141,808
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	4,537 a,b	49,228

Total Investments (cost $2,011,009)	100.7%	2,039,210
Liabilities, Less Cash and Receivables	(.7%)	(13,837)

Net Assets	100.0%	2,025,373

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,011,009.

Net unrealized appreciation on investments was $28,201 of which $31,158 related to appreciated investment securities and $2,957 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	2,039,210	-	-	2,039,210

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Each fund’s assets consist primarily of shares of the underlying funds, which are valued at their respective NAVs. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by one or more independent pricing services approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2009 (Unaudited)

Other Investment--98.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Alpha Growth Fund, Cl. I	18,561 a	300,875
Dreyfus Appreciation Fund	4,558 a	154,976
Dreyfus Bond Market Index Fund	37,085 a	390,137
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	8,300 a	111,880
Dreyfus Emerging Markets Fund. Cl.
I	3,606 a	41,612
Dreyfus Global Absolute Return
Fund, Cl. I	12,241 a	150,320
Dreyfus Global Real Estate
Securities Fund, Cl. I	11,134 a	73,704
Dreyfus High Yield Fund, Cl. I	17,536 a	111,001
Dreyfus International Bond Fund,
Cl. I	6,787 a	112,465
Dreyfus International Stock Index
Fund	4,281 a	61,821
Dreyfus Newton International
Equity Fund, Cl. I	3,815 a	63,180
Dreyfus Premier International
Value Fund, Cl. I	6,531 a	75,041
Dreyfus Premier Midcap Value Fund,
Cl. I	2,186 a	55,339
Dreyfus Premier Total Return
Advantge Fund, Cl. I	28,645 a	392,152
Dreyfus S&P Stars Opportunities
Fund, Cl. I	3,013 a	55,234
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	3,513 a,b	53,677
Dreyfus Strategic Value Fund, Cl.
I	11,929 a	295,013
Dreyfus U.S. Equity Fund, Cl. I	13,321 a	155,851
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	4,999 a,b	54,236
Emerging Markets Opportunity Fund,
Cl. I	4,074 a	41,390
International Stock Fund, Cl. I	4,193 a	50,487

Total Investments (cost $2,760,258)	98.1%	2,800,391
Cash and Receivables (Net)	1.9%	54,370

Net Assets	100.0%	2,854,761

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,760,258.

Net unrealized appreciation on investments was $40,133 of which $42,571 related to appreciated investment securities and $2,438 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	2,800,391	-	-	2,800,391

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Each fund’s assets consist primarily of shares of the underlying funds, which are valued at their respective NAVs. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by one or more independent pricing services approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)